Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	As of December, 31
	2022	2023	2023
	S$	S$	US$

Patent	48,453	48,453	36,726
Software cost	2,416,849	2,460,121	1,864,717

Total	2,465,302	2,508,574	1,901,443
Less: accumulated amortization	(649,622)	(894,684)	(678,151)

Net book value	1,815,680	1,613,890	1,223,293